Condensed consolidated statement of profit or loss and comprehensive income - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue from contracts with customers	$ 2,051,016	$ 16,436
Cost of sales of goods	(1,195,095)	(183,025)
Gross profit/(loss)	855,921	(166,589)
Other income	1,224,031	956,547
Other gains/(losses) – net		20,913
General and administrative expenses	(1,937,292)	(2,618,265)
Laboratory and Research and Development	(2,130,979)	(1,061,691)
Selling and Marketing	(1,877,063)	(598,587)
Operating loss	(3,865,382)	(3,467,672)
Finance expenses	(15,989)	(7,423)
Loss before income tax	(3,881,371)	(3,475,095)
Income tax expense
Loss for the period	(3,881,371)	(3,475,095)
Other comprehensive income Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	7,078	(65,226)
Total comprehensive loss for the period	(3,874,293)	(3,540,321)
Total comprehensive loss for the period is attributable to:
Owners of Genetic Technologies Limited	$ (3,874,293)	$ (3,540,321)
Loss per share for loss attributable to the ordinary equity holders of the Company:
Basic/diluted loss per share	$ (0.04)	$ (0.05)